Debt - Schedule of Short-Term Notes Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Apr. 30, 2023	Dec. 31, 2022	Oct. 31, 2022
Short-term notes payable
Total short-term notes payable	$ 6,062	$ 14,396			$ 3,704
Notes Payable to Banks
Short-term notes payable
Interest Rates			7.75%	7.75%		6.50%
Less: Unamortized debt issuance costs	$ (13)	(4)			(52)
Notes Payable to Banks | Bank 2
Short-term notes payable
Interest Rates	7.80%
Short-term notes payable, gross	$ 6,075	$ 14,400			$ 3,756